Capital Stock	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Capital Stock
29.	CAPITAL STOCK

	Number of
	shares issued	Stated
	and	capital value
	outstanding

Balance at March 31, 2024	104,103,072	$963.8

Issuance of capital stock	755,730	10.9

Balance at December 31, 2024	104,858,802	$974.8

Issuance of capital stock	75,000	0.7

Balance at December 31, 2025	104,933,802	$975.5

During the year ended December 31, 2025, the Company issued 75,000 common shares upon exercise of earnout rights. Refer to Note 35. During the nine month period ended December 31, 2024, the Company issued 755,730 common shares upon exercise of earnout rights, Replacement LTIP units and Omnibus Plan LTIP units. Refer to Notes 35, 36 and 38.
Normal Course Issuer Bid
On September 5, 2024, the Company renewed its normal course issuer bid (the “NCIB”). Pursuant to the NCIB, the Company was authorized to acquire up to a maximum of 5,206,153 of its shares, or 5% of its 104,123,072 issued and outstanding shares, as of August 26, 2024, subject to daily maximums of 12,066 shares (which is equal to 25% of 48,264 shares, being the average daily trading volume from February 1, 2024 to July 1, 2024). Further, the Company was authorized to acquire up to a maximum of 1,208,950 of its IPO Warrants, or
 5% of its 24,179,000
issued and outstanding IPO Warrants, as of August 26, 2024, subject to daily maximums of
 1,000 IPO
W
arrants (as 25% of 1,059
IPO Warrants, being the average daily trading volume from February 1, 2024 to July 1, 2024, is less than the
 1,000 limit). The NCIB expired on September 4, 2025 and the Company had not made any purchases under its renewed NCIB.